UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22185

IndexIQ Trust (Exact name of registrant as specified in charter)

800 Westchester Ave.	Rye Brook, NY 10573

(Address of principal executive offices)	(Zip code)

Adam S. Patti IndexIQ Advisors LLC 800 Westchester Ave., Suite N-611 Rye Brook, NY 10573 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30, 2009

Date of reporting period: January 31, 2009

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IQ ALPHA Hedge Strategy Fund
Schedule of Investments
January 31, 2009 (Unaudited)

Investments	Shares	Value

Investments— 92.1%

Commodity Funds— 0.3%
iPath Dow Jones-AIG Commodity Index Total Return ETN*	245	$ 8,180

Currency Funds— 7.2%
CurrencyShares Euro Trust	788	101,045
PowerShares DB G10 Currency Harvest Fund*	5,574	102,785

Total Currency Funds		203,830

Debt Funds —49.3
iShares iBoxx $ High Yield Corporate Bond Fund	3,895	293,060
iShares Lehman Credit Bond Fund	2,403	228,381
Vanguard Total Bond Market ETF	11,308	874,448

Total Debt Funds		1,395,889

Equity Funds— 8.6%
Vanguard Emerging Markets ETF	8,508	183,603
Vanguard REIT ETF	1,983	59,609

Total Equity Funds		243,212

Money Market Fund – 26.7%
Dreyfus Treasury & Agency Cash Management - Institutional Class		757,215

Total Investments—92.1%
(Cost $2,547,685)		$ 2,608,326

Other Assets in Excess of Liabilities—7.9%(a)		224,372

Net Assets—100.0%		$ 2,832,698

* Non-income producing.
(a) Other assets in excess of liabilities include net unrealized appreciation on swaps and cash as collateral for swap transactions.
ETN - Exchange Traded Notes
ETF - Exchange Traded Fund
REIT- Real Estate Investment Trust

See notes to Schedule of Investments.

Notes to Schedule of Investments (Unaudited)

Security Valuation

The net asset value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks and investment funds traded on an exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if IndexIQ Advisors LLC (“Advisor”) determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (“Board”). The circumstances in which the Fund may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings.

Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”

In September 2006, the Financial Accounting Standards Board issued SFAS No. 157 “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to currently generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

SFAS No. 157 establishes a three level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the fund’s own assumptions in determining the fair value of the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s assets as of January 31, 2009:

	Investments	Other
	in	Financial
Valuation inputs	Securities	Investments*

Level 1 - Quoted Prices	$2,608,326	-

Level 2 - Other Significant Observable Inputs	-	$6,783

Level 3 - Significant Unobservable Inputs	-	-

Total	$2,608,326	$6,783

* Other financial instruments include swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

Federal Income Tax

At January 31, 2009, the cost of investment and net unrealized appreciation/(depreciation) for income tax purposes is as follows:

Tax Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation

$ 2,547,685	$ 75,922	$ (15,281)	$ 60,641

Notes to Schedule of Investments (Unaudited)

Summary of Total Return Swap Agreements

Morgan Stanley acts as the counterparty to all total return swaps listed below. When the notional amount is negative, the Fund pays the total return of the benchmark and receives the annual financing rate and conversely, when the notional amount is positive, the Fund receives the total return of the benchmark and pays the annual financing rate.

	Annual			Unrealized
	Financing	Expiration	Notional	Appreciation/
Total Return Benchmark	Rate	Date	Amount	(Depreciation)

CurrencyShares Euro Trust	0.40%	07/06/2010	$ (64,900)	$ (5,197)
iPath Dow Jones-AIG Commodity Index Total Return ETN	0.40%	07/06/2010	(4,883)	(40)
iShares iBoxx $ High Yield Corporate Bond Fund	0.40%	07/06/2010	(172,573)	351
iShares Lehman Credit Bond Fund	0.40%	07/06/2010	(135,078)	(1,262)
iShares Lehman Short Treasury Bond Fund	0.40%	07/06/2010	(567,984)	(336)
iShares Lehman US Treasury Inflation Protected Securities Fund	0.70%	07/06/2010	50,928	(703)
iShares MSCI EAFE Index Fund	1.00%	07/06/2010	293,435	36,357
iShares Russell 2000 Index Fund	1.70%	07/06/2010	281,782	24,822
PowerShares DB G10 Currency Harvest Fund	0.40%	07/06/2010	(60,934)	(820)
PowerShares Emerging Market Sovereign Debt Portfolio	0.40%	07/06/2010	336,169	(23,691)
Vanguard Emerging Market ETF	0.40%	07/06/2010	(117,424)	(9,677)
Vanguard REIT ETF	2.00%	07/06/2010	(39,939)	(4,317)
Vanguard Total Bond Market ETF	0.40%	07/06/2010	(519,314)	(8,704)

Net Unrealized Appreciation				$ 6,783

New Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 (“FSP 133-1”) and FASB Interpretation Number (“FIN”) 45-4 (“FIN 45-4”), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. FSP 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FIN 45-4 amends FIN 45, Guarantor’s Accounting and disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 are effective for reporting periods (annual or interim) ending after November 15, 2008. Management of the Fund is currently assessing the impact of adopting FSP 133-1 and FIN 45-4.

Item 2. Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By:	/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

Date:	March 17, 2009

By:	/s/ David L. Fogel

David L. Fogel
Principal Financial Officer

Date:	March 17, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

Date:	March 17, 2009

By:	/s/ David L. Fogel

David L. Fogel
Principal Financial Officer

Date:	March 17, 2009

Item 3. Exhibits.

     A separate certification for each chief executive officer and chief financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a -2(a)) is attached hereto.